Offerings - Offering: 1	Sep. 08, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share, issuable upon exercise of the Warrants
Amount Registered | shares	13,120,000
Proposed Maximum Offering Price per Unit	0.33
Maximum Aggregate Offering Price	$ 4,329,600.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 597.92
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), there is also being registered hereby such indeterminate number of additional shares of common stock, par value $0.0001 per share ("common stock"), of the registrant as may be issued or issuable because of share split, share dividend, recapitalization, exchange or similar event or otherwise. (2) Pursuant to Rule 457(c) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is $0.33, which is the average of the high and low prices of the Common Stock as reported on the New York Stock Exchange on September 2, 2026. (3) Represents 13,120,000 shares of common stock consisting of (i) up to 12,800,000 shares of common stock issuable upon the exercise of common stock purchase warrants issued in a private placement pursuant to a securities purchase agreement, dated as of August 20, 2026, and (ii) up to 320,000 shares of common stock issuable upon the exercise of the warrant issued to Roth Capital Partners, LLC, as placement agent, in connection with the registered direct offering of 6,400,000 shares of common stock consummated concurrently therewith.